Net Income per Limited Partner Unit and Cash Distributions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Net Income per Limited Partner Unit and Cash Distributions
Schedule of company's calculation of net income per unit for common and subordinated limited partner units

Three Months Ended March 31, 2013
(Thousands, except per unit amounts)
Net income	$22,230
Less general partner interest in net income	(444)
Limited partner interest in net income	$21,786

Net income allocable to common units	$10,893
Net income allocable to subordinated units	10,893
Limited partner interest in net income	$21,786

Weighted average limited partner units outstanding – basic
Common units	17,340
Subordinated units	17,339
Total	34,679

Weighted average limited partner units outstanding – diluted
Common units	17,429
Subordinated units	17,339
Total	34,768

Net income per limited partner unit – basic and diluted
Common units	$0.63
Subordinated units	$0.63

July 2, 2012 to December 31, 2012
(Thousands, except per unit data)

Net income (from close of the IPO on July 2, 2012 to December 31, 2012)	$32,060
Less general partner interest in net income	(640)
Limited partner interest in net income	$31,420

Net income allocable to common units	$15,710
Net income allocable to subordinated units	15,710
Limited partner interest in net income	$31,420

Weighted average limited partner units outstanding – basic
Common units	17,340
Subordinated units	17,339
Total	34,679

July 2, 2012 to December 31, 2012
(Thousands, except per unit data)
Weighted average limited partner units outstanding – diluted
Common units	17,395
Subordinated units	17,339
Total	34,734

Net income per limited partner unit – basic
Common units	$0.91
Subordinated units	$0.91

Net income per limited partner unit – diluted
Common units	$0.90
Subordinated units	$0.90